WARRANT LIABILITY	9 Months Ended
Dec. 31, 2021
Warrant Liability
WARRANT LIABILITY

NOTE 13. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 11, “Unsecured Notes Payable”):

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of December 31, 2021	$6.64	(15,813)	(235)
Fair value adjustment as of December 31, 2021 (1) (2)	–	–	(726)
Warrants outstanding, December 31, 2021	$6.64	33,888	$159

(1)	Portage warrant liability valued at contract price, adjusted for fair value using the Black-Scholes model.

The Black-Scholes assumptions used in the fair value calculation of the warrants as of December 31, 2021 were:

Risk free rate: 0.29%

Expected Dividend: $0

Expected Life: 0.78 years

Volatility: 67.78%

(2)	The Company recognized a gain of $0.3 million and $0.7 million in the three and nine months ended December 31, 2021, respectively, to reflect the change in fair value of the underlying warrants. The Company recognized a loss of $0.5 million and $0.4 million in the three and nine months ended December 31, 2020, respectively, to reflect the change in fair value of the underlying warrants.